UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2021-EBO1, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001541862
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Thomas Buttacavoli
Telephone 212-257-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated:  August 10, 2021

WATERFALL VICTORIA MASTER FUND, LTD.

(Sponsor)

By:	/Kenneth Nick/
	Name:	Kenneth Nick
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Executive Summary
Schedule 2—Data Integrity Report (Sample Selection)
Schedule 3—Data Integrity Report (Data Integrity Summary)
Schedule 4—Data Integrity Report (Data Integrity)
Schedule 5—Data Integrity Report (Debenture Interest Rate)
Schedule 6—Data Integrity Report (FHA Insurance)
Schedule 7—Modification Report (Modification Only Extract)
Schedule 8—Modification Report (Modification Exceptions)
Schedule 9—Servicing Comment Review
Schedule 10—Servicing Compliance Final Reporting (QC Summary)
Schedule 11—Servicing Compliance Final Reporting (QC Data Extract)
Schedule 12—Servicing Compliance Final Reporting (Loan Selection by Timeframe)
Schedule 13—Servicing Compliance Final Reporting (Exception Summary)

99.2	Disclosures required by Rule 15Ga-2 for Deloitte & Touche LLP

Schedule 1—Independent Accountants' Report on Applying Agreed-Upon Procedures